Consolidated Statements of Operations and Comprehensive Income (Loss)	12 Months Ended
	Feb. 28, 2026 USD ($) $ / shares shares	Feb. 28, 2026 SGD ($) $ / shares shares	Feb. 28, 2025 SGD ($) $ / shares shares	Feb. 29, 2024 SGD ($) $ / shares shares
Defined Benefit Plan Disclosure [Line Items]
Revenue	$ 1,699,220	$ 2,147,134	$ 1,013,482	$ 1,290,951
Cost of revenue	(1,044,769)	(1,320,170)	(884,883)	(1,025,516)
Gross profit	654,451	826,964	128,599	265,435
Operating expenses
Depreciation and amortization	(21,451)	(27,105)	(185)
Sales and marketing expenses	(3,655,843)	(4,619,523)
Operating lease expenses	(60,254)	(76,137)	(40,464)	(20,987)
General and administrative expenses	(1,883,397)	(2,379,860)	(514,879)	(210,899)
Total operating expenses	(5,620,945)	(7,102,625)	(555,528)	(231,886)
Operating income (loss)	(4,966,494)	(6,275,661)	(426,929)	33,549
Other (expenses) income, net
Other income	20,366	25,734	877	267
Interest income	119,532	151,040
Interest expense	(3,026)	(3,823)	(26,398)	(468)
Total other (expenses) income, net	136,872	172,951	(25,521)	(201)
Income (Loss) before taxes	(4,829,622)	(6,102,710)	(452,450)	33,348
Income tax expense
Net income (loss)	$ (4,829,622)	$ (6,102,710)	$ (452,450)	$ 33,348
Net income (loss) per share - basic | (per share)	$ (0.221)	$ (0.280)	$ (0.026)	$ 0.002
Net income (loss) per share - diluted | (per share)	$ (0.221)	$ (0.280)	$ (0.026)	$ 0.002
Basic weighted average shares outstanding	21,812,500	21,812,500	17,500,000	17,500,000
Diluted weighted average shares outstanding	21,812,500	21,812,500	17,500,000	17,500,000
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenue				$ 1,170,951
Third Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenue	$ 1,699,220	$ 2,147,134	$ 1,013,482	$ 120,000